Intangible assets (Tables)	12 Months Ended
Mar. 30, 2025
Intangible assets other than goodwill [abstract]
Schedule of Intangible Assets and Changes of Intangible Assets with Finite Lives
The useful lives of intangible assets are assessed as either finite or indefinite.

Asset Category	Estimated Useful Life
Brand name	Indefinite
Domain name	Indefinite
Software	5 to 7 years
Intellectual property	1 to 8 years
Customer lists (Japan Joint Venture)	10 years
Customer lists (Paola Confectii SRL)	4 years
Distribution rights	5 to 10 years
Intangible assets comprise the following:

	March 30, 2025	March 31, 2024
	$	$
Intangible assets with finite lives	15.1	18.3
Intangible assets with indefinite lives:
Brand name	116.5	116.5
Domain name	0.3	0.3
	131.9	135.1
The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	Software	Intellectual property	Customer lists	Distribution rights	Total
Cost	$	$	$	$	$
April 2, 2023	10.3	18.3	7.7	7.2	43.5
Additions	0.8	0.1	—	—	0.9
Additions from business combinations (note 5)	—	—	3.5	—	3.5
Disposals	(0.1)	—	—	—	(0.1)
Impact of foreign currency translation	(0.1)	0.1	(0.7)	(0.9)	(1.6)
March 31, 2024	10.9	18.5	10.5	6.3	46.2
Additions	0.2	—	—	—	0.2
Disposals	(1.1)	—	—	—	(1.1)
Transfers	0.3	(0.3)	—	—	—
Impact of foreign currency translation	0.2	—	0.9	0.4	1.5
March 30, 2025	10.5	18.2	11.4	6.7	46.8

	Software	Intellectual property	Customer lists	Distribution rights	Total
Accumulated amortization	$	$	$	$	$
April 2, 2023	5.4	17.4	0.7	0.7	24.2
Amortization	1.8	0.5	0.8	0.7	3.8
Disposals	(0.1)	—	—	—	(0.1)
Impact of foreign currency translation	—	—	0.1	(0.1)	—
March 31, 2024	7.1	17.9	1.6	1.3	27.9
Amortization	1.5	0.2	1.3	0.6	3.6
Disposals	(0.5)	—	—	—	(0.5)
Impact of foreign currency translation	—	—	0.6	0.1	0.7
March 30, 2025	8.1	18.1	3.5	2.0	31.7

Net book value
March 31, 2024	3.8	0.6	8.9	5.0	18.3
March 30, 2025	2.4	0.1	7.9	4.7	15.1